Report Of The Directors Financial Review Risk Report - Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (Details) - USD ($)
$ in Millions
	6 Months Ended			12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	$ 109,066
Financial assets, ending balance	131,250			$ 109,066
Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	278,131
Financial assets, ending balance	300,275			278,131
Debt securities in issue | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	74,559
Financial assets, ending balance	100,623			74,559
Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	954,441
Financial assets, ending balance	959,760			954,441
Loans and advances to banks
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	104,475
Financial assets, ending balance	100,921			104,475
Loans and advances to banks | Disposal groups classified as held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	253
Financial assets, ending balance	1,149			253
Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	104,475
Financial assets, ending balance	100,921			104,475
12-month expected credit losses | Non-credit impaired | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	275,643
Financial assets, ending balance	298,238			275,643
12-month expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	938,703
Financial assets, ending balance	945,806			938,703
12-month expected credit losses | Non-credit impaired | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	102,705
Financial assets, ending balance	99,605			102,705
Lifetime expected credit losses | Non-credit impaired | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,482
Financial assets, ending balance	2,031			2,482
Lifetime expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	15,174
Financial assets, ending balance	13,433			15,174
Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,710
Financial assets, ending balance	1,255			1,710
Lifetime expected credit losses | Credit impaired | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	4
Financial assets, ending balance	4			4
Lifetime expected credit losses | Credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	564
Financial assets, ending balance	520			564
Lifetime expected credit losses | Credit impaired | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	60
Financial assets, ending balance	61			60
Lifetime expected credit losses | – POCI | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2
Financial assets, ending balance	2			2
Lifetime expected credit losses | – POCI | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	1			0
Lifetime expected credit losses | – POCI | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0			0
Gross carrying/ nominal amount | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,994,486
Financial assets, ending balance	2,032,540			1,994,486
Gross carrying/ nominal amount | Financial assets at amortised cost, category | Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	102,556
Financial assets, ending balance	80,244			102,556
Gross carrying/ nominal amount | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	278,258
Financial assets, ending balance	300,400			278,258
Gross carrying/ nominal amount | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,632,202	$ 1,751,533		1,751,533
Charge to income statement	207,739			483,510
Assets derecognised (including final repayments)	(157,956)			(359,389)
Changes to risk parameters – further lending/repayments	(45,154)			(73,277)
Amounts written off	(1,378)			(2,801)
Credit-related modifications that resulted in derecognition				(32)
Foreign exchange	19,870			(92,163)
Others1	19,814			(75,179)
Financial assets, ending balance	1,675,137		$ 1,751,533	1,632,202
Gross carrying/ nominal amount | Loans and advances to bank and customers including loan commitments and financial guarantees | Disposal groups classified as held for sale
Increase (decrease) in financial assets [abstract]
Others1				82,700
Gross carrying/ nominal amount | Loans and advances to bank and customers including loan commitments and financial guarantees | Non-current assets or disposal groups classified as held for sale [member] | France disposal group
Increase (decrease) in financial assets [abstract]
Others1	25,100
Gross carrying/ nominal amount | Loans and advances to bank and customers including loan commitments and financial guarantees | Non-current assets or disposal groups classified as held for sale [member] | Oman
Increase (decrease) in financial assets [abstract]
Others1	3,900
Gross carrying/ nominal amount | Non-trading reverse purchase agreement commitments | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	253,754
Financial assets, ending balance	258,056			253,754
Gross carrying/ nominal amount | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	265,147
Financial assets, ending balance	287,195			265,147
Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	954,934
Financial assets, ending balance	960,249			954,934
Gross carrying/ nominal amount | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	104,544
Financial assets, ending balance	100,995			104,544
Gross carrying/ nominal amount | IFRS 9 | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,632,057
Financial assets, ending balance	2,700,948			2,632,057
Gross carrying/ nominal amount | IFRS 9 | Non-trading reverse purchase agreement commitments
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	44,921
Financial assets, ending balance	65,562			44,921
Gross carrying/ nominal amount | IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	954,934
Financial assets, ending balance	960,249			954,934
Gross carrying/ nominal amount | 12-month expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,433,643	1,575,808		1,575,808
Transfers of financial instruments:	(22,336)			(98,940)
– transfers from stage 1 to stage 2	(82,829)			(225,458)
– transfers from stage 2 to stage 1	61,112			128,170
– transfers to stage 3	(1,045)			(2,392)
– transfers from stage 3	426			740
Charge to income statement	207,739			483,484
Assets derecognised (including final repayments)	(137,067)			(318,585)
Changes to risk parameters – further lending/repayments	(47,927)			(65,646)
Foreign exchange	16,358			(81,954)
Others1	18,386			(60,524)
Financial assets, ending balance	1,468,796		1,575,808	1,433,643
Gross carrying/ nominal amount | 12-month expected credit losses | Non-credit impaired | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	275,709
Financial assets, ending balance	298,312			275,709
Gross carrying/ nominal amount | 12-month expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	938,798
Financial assets, ending balance	945,902			938,798
Gross carrying/ nominal amount | 12-month expected credit losses | Non-credit impaired | Loans and advances to banks
Increase (decrease) in financial assets [abstract]
Others1				8,900
Gross carrying/ nominal amount | 12-month expected credit losses | Non-credit impaired | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	102,723
Financial assets, ending balance	99,623			102,723
Gross carrying/ nominal amount | Lifetime expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	177,223	155,654		155,654
Transfers of financial instruments:	18,284			88,974
– transfers from stage 1 to stage 2	82,829			225,458
– transfers from stage 2 to stage 1	(61,112)			(128,170)
– transfers to stage 3	(4,146)			(10,083)
– transfers from stage 3	713			1,769
Assets derecognised (including final repayments)	(18,659)			(37,900)
Changes to risk parameters – further lending/repayments	2,882			(6,977)
Foreign exchange	3,260			(8,811)
Others1	1,373			(13,717)
Financial assets, ending balance	184,363		155,654	177,223
Gross carrying/ nominal amount | Lifetime expected credit losses | Non-credit impaired | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,542
Financial assets, ending balance	2,081			2,542
Gross carrying/ nominal amount | Lifetime expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	15,339
Financial assets, ending balance	13,580			15,339
Gross carrying/ nominal amount | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,739
Financial assets, ending balance	1,288			1,739
Gross carrying/ nominal amount | Lifetime expected credit losses | Credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	21,207	19,796		19,796
Transfers of financial instruments:	4,052			9,966
– transfers to stage 3	5,191			12,475
– transfers from stage 3	(1,139)			(2,509)
Assets derecognised (including final repayments)	(2,216)			(2,806)
Changes to risk parameters – further lending/repayments	(65)			(593)
Amounts written off	(1,378)			(2,791)
Credit-related modifications that resulted in derecognition				(32)
Foreign exchange	252			(1,395)
Others1	65			(938)
Financial assets, ending balance	21,917		19,796	21,207
Gross carrying/ nominal amount | Lifetime expected credit losses | Credit impaired | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	5
Financial assets, ending balance	5			5
Gross carrying/ nominal amount | Lifetime expected credit losses | Credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	797
Financial assets, ending balance	757			797
Gross carrying/ nominal amount | Lifetime expected credit losses | Credit impaired | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	82
Financial assets, ending balance	84			82
Gross carrying/ nominal amount | Lifetime expected credit losses | – POCI | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	129	275		275
Charge to income statement	0			26
Assets derecognised (including final repayments)	(14)			(98)
Changes to risk parameters – further lending/repayments	(44)			(61)
Amounts written off				(10)
Foreign exchange				(3)
Others1	(10)
Financial assets, ending balance	61		275	129
Gross carrying/ nominal amount | Lifetime expected credit losses | – POCI | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2
Financial assets, ending balance	2			2
Gross carrying/ nominal amount | Lifetime expected credit losses | – POCI | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	10			0
Gross carrying/ nominal amount | Lifetime expected credit losses | – POCI | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0			0
Allowance for ECL
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(12,600)
Financial assets, ending balance	(12,800)			(12,600)
Allowance for ECL | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(12,009)
Financial assets, ending balance	(12,301)			(12,009)
Allowance for ECL | Financial assets at amortised cost, category | Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(415)
Financial assets, ending balance	(402)			(415)
Allowance for ECL | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(127)
Financial assets, ending balance	(125)			(127)
Allowance for ECL | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(12,573)
Financial assets, ending balance	(12,825)			(12,573)
Total ECL income statement change for the period	1,345			3,584
Allowance for ECL | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(11,954)	(11,867)		(11,867)
Net remeasurement of ECL arising from transfer of stage	157			(361)
Charge to income statement	(325)			(549)
Assets derecognised (including final repayments)	446			906
Changes to risk parameters – further lending/repayments	387			580
Changes to risk parameters – credit quality	1,701			(4,258)
Changes to models used for ECL calculation	13			(134)
Amounts written off	1,378			2,801
Credit-related modifications that resulted in derecognition				9
Foreign exchange	(244)			553
Others1	(28)			366
Financial assets, ending balance	(12,211)		(11,867)	(11,954)
ECL income statement change for the period	1,363			3,816
Recoveries	136			316
Others	115			28
Total ECL income statement change for the period	1,342	1,069	2,459	3,528
Decrease in financial assets	257
Exchange and other movements	272
Increase (decrease) through volume movements	508
Allowance for ECL | Loans and advances to bank and customers including loan commitments and financial guarantees | Disposal groups classified as held for sale
Increase (decrease) in financial assets [abstract]
Others1				426
Allowance for ECL | Loans and advances to bank and customers including loan commitments and financial guarantees | Assets held for sale | France disposal group
Increase (decrease) in financial assets [abstract]
Others1	92
Allowance for ECL | Loans and advances to bank and customers including loan commitments and financial guarantees | Assets held for sale | Oman
Increase (decrease) in financial assets [abstract]
Others1	75
Allowance for ECL | Non-trading reverse purchase agreement commitments | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0			0
Allowance for ECL | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(126)
Financial assets, ending balance	(125)			(126)
Total ECL income statement change for the period	(4)			57
Allowance for ECL | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(493)
Financial assets, ending balance	(489)			(493)
Allowance for ECL | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(69)
Financial assets, ending balance	(74)			(69)
Allowance for ECL | IFRS 9 | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(12,447)
Financial assets, ending balance	(12,700)			(12,447)
Total ECL income statement change for the period	1,349			3,527
Allowance for ECL | IFRS 9 | – performance and other guarantees
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period	(25)			(39)
Allowance for ECL | IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(493)
Financial assets, ending balance	(489)			(493)
Total ECL income statement change for the period	32			38
Allowance for ECL | 12-month expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,257)	(1,552)		(1,552)
Transfers of financial instruments:	(491)			(794)
– transfers from stage 1 to stage 2	196			469
– transfers from stage 2 to stage 1	(665)			(1,211)
– transfers to stage 3	4			9
– transfers from stage 3	(26)			(61)
Net remeasurement of ECL arising from transfer of stage	437			735
Charge to income statement	(325)			(547)
Assets derecognised (including final repayments)	113			147
Changes to risk parameters – further lending/repayments	102			225
Changes to risk parameters – credit quality	212			400
Changes to models used for ECL calculation	(7)			4
Foreign exchange	(47)			59
Others1				66
Financial assets, ending balance	(1,267)		(1,552)	(1,257)
ECL income statement change for the period	(532)			(964)
Allowance for ECL | 12-month expected credit losses | Non-credit impaired | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(66)
Financial assets, ending balance	(74)			(66)
Allowance for ECL | 12-month expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(95)
Financial assets, ending balance	(96)			(95)
Allowance for ECL | 12-month expected credit losses | Non-credit impaired | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(18)
Financial assets, ending balance	(18)			(18)
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(3,710)	(3,323)		(3,323)
Transfers of financial instruments:	1,120			1,616
– transfers from stage 1 to stage 2	(196)			(469)
– transfers from stage 2 to stage 1	665			1,211
– transfers to stage 3	718			1,132
– transfers from stage 3	(67)			(258)
Net remeasurement of ECL arising from transfer of stage	(532)			(948)
Assets derecognised (including final repayments)	163			343
Changes to risk parameters – further lending/repayments	97			92
Changes to risk parameters – credit quality	(494)			(1,671)
Changes to models used for ECL calculation	(6)			(151)
Foreign exchange	(107)			170
Others1	5			162
Financial assets, ending balance	(3,464)		(3,323)	(3,710)
ECL income statement change for the period	772			2,335
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(60)
Financial assets, ending balance	(50)			(60)
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(165)
Financial assets, ending balance	(147)			(165)
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(29)
Financial assets, ending balance	(33)			(29)
Allowance for ECL | Lifetime expected credit losses | Credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(6,949)	(6,928)		(6,928)
Transfers of financial instruments:	(629)			(822)
– transfers to stage 3	(722)			(1,141)
– transfers from stage 3	93			319
Net remeasurement of ECL arising from transfer of stage	(62)			(148)
Assets derecognised (including final repayments)	170			416
Changes to risk parameters – further lending/repayments	187			258
Changes to risk parameters – credit quality	(1,432)			(3,019)
Changes to models used for ECL calculation	0			13
Amounts written off	1,378			2,791
Credit-related modifications that resulted in derecognition				9
Foreign exchange	(90)			323
Others1	(28)			158
Financial assets, ending balance	(7,455)		(6,928)	(6,949)
ECL income statement change for the period	1,137			2,480
Allowance for ECL | Lifetime expected credit losses | Credit impaired | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1)
Financial assets, ending balance	(1)			(1)
Allowance for ECL | Lifetime expected credit losses | Credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(233)
Financial assets, ending balance	(237)			(233)
Allowance for ECL | Lifetime expected credit losses | Credit impaired | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(22)
Financial assets, ending balance	(23)			(22)
Allowance for ECL | Lifetime expected credit losses | – POCI | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(38)	$ (64)		(64)
Charge to income statement	0			(2)
Changes to risk parameters – further lending/repayments	1			5
Changes to risk parameters – credit quality	13			32
Amounts written off				10
Foreign exchange				1
Others1	(1)			(20)
Financial assets, ending balance	(25)		$ (64)	(38)
ECL income statement change for the period	(14)			(35)
Allowance for ECL | Lifetime expected credit losses | – POCI | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0			0
Allowance for ECL | Lifetime expected credit losses | – POCI | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	(9)			0
Allowance for ECL | Lifetime expected credit losses | – POCI | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	$ 0			$ 0